Intangible Assets, Net (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Intangible Assets, Net [Line Items]
Amortization expenses for intangible assets	$ 19,219	$ 64,801
Impairment loss amount	128,128	$ 519,496
Hong Kong healthcare services [Member]
Intangible Assets, Net [Line Items]
Other operating expenses	$ 1,841